Summary of Business and Liquidity and Basis of Preparation	9 Months Ended
Sep. 30, 2020
Disclosure of initial application of standards or interpretations [abstract]
Summary of Business and Liquidity and Basis of Preparation
1.	Summary of business and liquidity and basis of preparation

Summary of business and liquidity

Aeterna Zentaris Inc. (“Aeterna Zentaris” or the “Company”) is a specialty biopharmaceutical company commercializing and developing therapeutics and diagnostic tests. The Company’s lead product, Macrilen™ (macimorelin), is the first and only United States Food and Drug Administration (“FDA”) and European Commission approved oral test indicated for the diagnosis of patients with adult growth hormone deficiency (“AGHD”). Macrilen™ (macimorelin) is currently marketed in the U.S. through a license and assignment agreement (the “License Agreement”) with Novo Nordisk A/S (“Novo”). Aeterna Zentaris is also pursuing the development of macimorelin for the diagnosis of child-onset growth hormone deficiency (“CGHD”), an area of significant unmet need. In addition, we are actively pursuing business development opportunities for the commercialization of macimorelin in Europe and the rest of the world in addition to other non-strategic assets to monetize their value.

The Company’s principal focus is on the commercialization of Macrilen™ (macimorelin) and it currently does not have any other approved products. Under the terms of License Agreement, Novo is funding 70% of the pediatric clinical trial submitted to the European Medicines Agency (“EMA”) and FDA, the Company’s sole development activity. In November 2019, Novo contracted the Company’s wholly owned German subsidiary (“AEZS Germany”) to provide supply chain services for the manufacture of Macrilen™ (macimorelin). In April 2020, we announced the results from AEZS-130-P01 (“Study P01”) to establish a dose that can both be safely administered to pediatric patients and cause a clear rise in growth hormone concentration in subjects ultimately diagnosed as not having growth hormone deficiency. The Company plans to proceed with the pivotal second study, AEZS-130-P02 (“Study P02”), with an expected start date in the first quarter of 2021 and an expected completion date in July 2022, according to the pediatric investigation plan (“PIP”) agreement with the EMA. Study P02 is designed to investigate the diagnostic efficacy and safety of macimorelin acetate in pediatric patients from 2 years of age to 18 years of age with suspected growth hormone deficiency.

Liquidity

As at September 30, 2020, a limited portion of the Company’s cash is held in AEZS Germany, the Company’s principal operating subsidiary. AEZS Germany is the counter-party to the License Agreement described above with Novo, and as such, for generating future revenue earned under the License Agreement. Management considers the cash resources available to AEZS Germany in executing its obligations under the License Agreement. In September 2019 and February, July and August of 2020 the company completed financings resulting in total funding (net of transaction costs) of $24,933 (note 13). All of this cash was deposited in AEZS Canada accounts. As AEZS Germany has a limited portion of the Company’s cash, The parent company can support cash needs of the German subsidiary from the funds provided through the financing transactions.

COVID-19 impact

In 2020, the COVID-19 pandemic began causing significant financial market declines and social dislocation. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The spread of COVID-19 may impact the Company’s operations, including the potential interruption of our clinical trial activities and the Company’s supply chain, or that of the Company’s licensee. For example, the COVID-19 outbreak may delay enrollment in the Company’s clinical trials due to prioritization of hospital resources toward the outbreak, and some patients may be unwilling to be enrolled in the Company’s trials or be unable to comply with clinical trial protocols if quarantines impede patient movement or interrupt healthcare services, which would delay the Company’s ability to conduct clinical trials or release clinical trial results and could delay the Company’s ability to obtain regulatory approval and commercialize the Company’s product candidates. The pandemic may also impact the ability of the Company’s suppliers to deliver components or raw materials on a timely basis or at all. In addition, hospitals may reduce staffing and reduce or postpone certain treatments in response to the spread of an infectious disease. The Company’s licensee may be impacted due to significant delays of diagnostic activities in the U.S. To date, the Company has not experienced significant business disruption from COVID-19.

Basis of presentation

These unaudited condensed interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”) applicable to the preparation of interim financial statements, including IAS 34, Interim Financial Reporting. These unaudited condensed interim consolidated financial statements should be read in conjunction with the Company’s annual consolidated financial statements as at and for the year ended December 31, 2019.

These unaudited condensed interim consolidated financial statements were approved by the Board of Directors (the “Board”) on November 5, 2020.

The accounting policies in these condensed interim consolidated financial statements are consistent with those presented in the Company’s annual consolidated financial statements except as noted below:

Share purchase warrants

The Company accounts for share purchase warrants that meet the fixed-for-fixed criteria as equity-settled. Such share purchase warrants are accounted for by using the relative fair value method whereby the total gross proceeds of the financing are allocated to each of common shares and share purchase warrants based on their relative fair values.

Deferred share units

Deferred share units (“DSUs”) are classified as other capital. The Company grants DSUs to members of its Board of Directors who are not employees or officers of the Company. DSUs cannot be redeemed until the holder is no longer a director of the Company and are considered equity-settled instruments. Under the terms of the DSU agreement, the DSUs vest immediately upon grant. The value attributable to the DSUs is based on the market value of the share price at the time of grant and share based compensation expense is recognized in general and administrative expenses on the consolidated statements of loss and comprehensive (loss) income. At the time of redemption, each DSU may be exchanged for one common share of the Company.

Any consideration received by the Company in connection with the exercise of DSUs is credited to share capital. Any other capital component of the share-based compensation is transferred to share capital upon the issuance of shares.